                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3003
                                   ------------


                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     12/31
                         --------------
Date of reporting period:    09/30
                         --------------

                             PORTFOLIO HOLDINGS
                                    FOR
                  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND
                             AT SEPT. 30, 2006

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL NOTES (100.8%)

ISSUE(b,c,d)           EFFECTIVE               AMOUNT                 VALUE(a)
                         YIELD               PAYABLE AT
                                              MATURITY

DISTRICT OF COLUMBIA (0.7%)
District of Columbia
   Revenue Bonds
   American Psychological Association
   V.R.D.N. Series 2003 (Bank of America)
     03-01-28          3.79%                $800,000(e)               $800,000
------------------------------------------------------------------------------

FLORIDA (6.9%)
Jacksonville Health Facilities Authority
   C.P.
     10-04-06          3.46                3,000,000                 3,000,000
Miami-Dade County School District
   T.R.A.N. Series 2006
     06-28-07          3.70                5,000,000                 5,027,944
                                                                   -----------
Total                                                                8,027,944
------------------------------------------------------------------------------

GEORGIA (3.9%)
City of Atlanta
   Revenue Bonds
   V.R.D.N. Series 2002C (Dexia Credit Local) FSA
     11-01-41          3.85                  500,000(e)                500,000
DeKalb County Hospital Authority
   Revenue Bonds
   DeKalb Medical Center Project
   V.R.D.N. Series 2003B (Wachovia Bank) FSA

     09-01-31          3.75                4,000,000(e)              4,000,000
                                                                   -----------
Total                                                                4,500,000
------------------------------------------------------------------------------

ILLINOIS (11.1%)
City of Chicago
   Unlimited General Obligation Bonds
   Neighborhoods Alive
   V.R.D.N. Series 2002-21B (Lloyds TSB Bank) MBIA
     01-01-37          3.78                4,000,000(e)              4,000,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(b,c,d)           EFFECTIVE               AMOUNT                 VALUE(a)
                         YIELD               PAYABLE AT
                                              MATURITY

ILLINOIS (CONT.)
County of Cook
   Unlimited General Obiligation Bonds
   Capital Improvement
   V.R.D.N. Series 2002B
   (Landesbank Hessen-Thuringen Girozentrale)
     11-01-31          3.75%              $4,000,000(e)             $4,000,000
Illinois Intl District
   Refunding Revenue Bonds
   V.R.D.N. Series 2003 (LaSalle Bank)
     01-01-23          3.76                1,000,000(e)              1,000,000
State of Illinois
   Unlimited General Obligation Bonds
   V.R.D.N Series 2003B (Depfa Bank)
     10-01-33          3.78                4,000,000(e)              4,000,000
                                                                   -----------
Total                                                               13,000,000
------------------------------------------------------------------------------

INDIANA (3.9%)
Hammond
   Refunding Revenue Bonds
   Amoco Oil Company Project
   V.R.D.N. Series 1994
     02-01-22          3.85                  300,000(e)                  300,000
Indiana University
   Revenue Bonds
   V.R.D.N. Series 2000
     11-15-20          3.73                4,300,000(e)              4,300,000
                                                                   -----------
Total                                                                4,600,000
------------------------------------------------------------------------------

KENTUCKY (4.8%)
Newport
   Revenue Bonds
   V.R.D.N Series 2002 (U.S. Bank)
     04-01-32          3.76                4,400,000(e)              4,400,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(b,c,d)           EFFECTIVE               AMOUNT                 VALUE(a)
                         YIELD               PAYABLE AT
                                              MATURITY

KENTUCKY (CONT.)
Williamsburg
   Refunding & Improvements Revenue Bonds
   Cumberland Project
   V.R.D.N. Series 2002 (Fifth Third Bank)
     09-01-32          3.74%              $1,225,000(e)            $1,225,000
                                                                   -----------
Total                                                                5,625,000
------------------------------------------------------------------------------

LOUISIANA (1.8%)
Louisiana Offshore Terminal Authority
   Refunding Revenue Bonds
   Loop LLC
   V.R.D.N. Series 2003B (Bank One)
     09-01-14          3.80                2,100,000(e)              2,100,000
------------------------------------------------------------------------------

MARYLAND (1.7%)
Maryland Health & Higher Education
   C.P.
     11-07-06          3.56                2,000,000                 2,000,000
------------------------------------------------------------------------------

MICHIGAN (4.0%)
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B (Dexia Credit Local) FSA
     07-01-33          3.85                2,400,000(e)              2,400,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
     12-01-19          3.80                2,300,000(e)              2,300,000
                                                                   -----------
Total                                                                4,700,000
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------
1 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - PORTFOLIO HOLDINGS AT
    SEPT. 30, 2006

MUNICIPAL NOTES (CONTINUED)

ISSUE(b,c,d)           EFFECTIVE               AMOUNT                 VALUE(a)
                         YIELD               PAYABLE AT
                                              MATURITY

MINNESOTA (14.0%)
Arden Hills
   Revenue Bonds
   Presbyterian Homes
   V.R.D.N. Series 1999B (U.S. Bank)
     09-01-29          3.90%                $300,000(e)               $300,000
City of Minneapolis
   Revenue Bonds
   Guthrie Theater Project
   V.R.D.N. Series 2003A (Wells Fargo Bank)
     10-01-23          3.61                4,000,000(e)              4,000,000
Rochester Health Care Facilities
   C.P.
     11-09-06          3.52                4,000,000                 4,000,000
Southern Minnesota Municipal Power
   C.P.
     10-06-06          3.52                  900,000                   900,000
     11-15-06          3.57                4,100,000                 4,100,000
University of Minnesota
   Revenue Bonds
   V.R.D.N. Series 1999A
   (Landesbank Hessen-Thuringen Girozentrale)
     01-01-34          3.72                2,980,000(e)              2,980,000
                                                                   -----------
Total                                                               16,280,000
------------------------------------------------------------------------------

MISSISSIPPI (0.3%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Project
   V.R.D.N. Series 1993
     06-01-23          3.85                  400,000(e)                400,000
------------------------------------------------------------------------------

MISSOURI (2.0%)
Missouri State Health & Educational Facilities Authority
   Revenue Bonds
   Washington University
   V.R.D.N. Series 1996A (Morgan Guaranty Trust)
     09-01-30          3.87                2,300,000(e)              2,300,000
------------------------------------------------------------------------------

NEBRASKA (3.1%)
Nebraska Public Power District
   C.P.
     10-06-06          3.52                3,600,000                 3,600,000
------------------------------------------------------------------------------

NEVADA (3.4%)
Las Vegas Valley Water District
   C.P.
     10-04-06          3.52                1,000,000                 1,000,000
     11-08-06          3.49                3,000,000                 3,000,000
                                                                   -----------
Total                                                                4,000,000
------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

ISSUE(b,c,d)           EFFECTIVE               AMOUNT                 VALUE(a)
                         YIELD               PAYABLE AT
                                              MATURITY

NEW JERSEY (1.7%)
State of New Jersey
   T.R.A.N. Series 2006
     06-22-07          4.47%              $2,000,000                $2,014,340
------------------------------------------------------------------------------

NEW MEXICO (1.0%)
Farmington
   Refunding Revenue Bonds
   Arizona Public Service Company
   V.R.D.N. Series 1994B (Barclays Bank)
     09-01-24          3.85                1,200,000(e)              1,200,000
------------------------------------------------------------------------------

SOUTH CAROLINA (1.4%)
South Carolina Public Service Authority
   C.P.
     01-05-07          3.49                1,600,000                 1,600,000
------------------------------------------------------------------------------

TENNESSEE (3.1%)
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2003 (Bank of America)
     01-01-33          3.85                2,600,000(e)              2,600,000
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2004 (Bank of America)
     07-01-34          3.85                1,000,000(e)              1,000,000
                                                                   -----------
Total                                                                3,600,000
------------------------------------------------------------------------------

TEXAS (18.7%)
Bell County Health Facility Development Corporation
   Revenue Bonds
   Scott & White Memorial Hospital
   V.R.D.N. Series 2001-1
   (JPMorgan Chase Bank) MBIA
     08-15-31          3.89                  800,000(e)                800,000
City of San Antonio
   Refunding Revenue Bonds
   Sub Lien
   V.R.D.N. Series 2003B
   (JPMorgan Chase Bank) MBIA
     05-15-33          3.80                3,940,000(e)              3,940,000
Dallas Area Rap Transit
   C.P.
     01-05-07          3.58                4,800,000                 4,800,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   YMCA of Greater Houston
   V.R.D.N. Series 1999 (Bank One Texas)
     07-01-34          3.89                1,200,000(e)              1,200,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(b,c,d)           EFFECTIVE               AMOUNT                 VALUE(a)
                         YIELD               PAYABLE AT
                                              MATURITY

TEXAS (CONT.)
   C.P.
     11-03-06          3.51%              $2,950,000                $2,950,000
Port of Port Arthur Navigation District
   Refunding Revenue Bonds
   Texaco Project
   V.R.D.N. Series 1994
     10-01-24          3.85                3,000,000(e)              3,000,000
State of Texas
   T.R.A.N. Series 2006
     08-31-07          3.54                5,000,000                 5,042,082
                                                                   -----------
Total                                                               21,732,082
------------------------------------------------------------------------------

UTAH (6.3%)
Emery County
   Refunding Revenue Bonds
   Pacificorp Projects
   V.R.D.N. Series 1994 (Bank of Nova Scotia) AMBAC
     11-01-24          3.89                2,400,000(e)              2,400,000
Intermountain Power Agency
   C.P.
     11-01-06          3.52                5,000,000                 5,000,000
                                                                   -----------
Total                                                                7,400,000
------------------------------------------------------------------------------

VIRGINIA (3.4%)
Chesapeake Hospital Authority
   Revenue Bonds
   Chesapeake General Hospital
   V.R.D.N. Series 2001A (SunTrust Bank)
     07-01-31          3.75                4,000,000(e)              4,000,000
------------------------------------------------------------------------------

WISCONSIN (3.6%)
City of Milwaukee
   Revenue Bonds
   Milwaukee Public Museum
   V.R.D.N. Series 2000 (Bank One)
     04-01-35          3.85                1,200,000(e)              1,200,000
Milwaukee Redevelopment Authority
   Revenue Bonds
   La Causa Project
   V.R.D.N. Series 2000 (U.S. Bank)
     12-01-20          3.74                3,030,000(e)              3,030,000
                                                                   -----------
Total                                                                4,230,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $117,709,366)(f)                                           $117,709,366
==============================================================================

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
2 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - PORTFOLIO HOLDINGS AT
    SEPT. 30, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2006.

(b)   The following abbreviations may be used in the portfolio descriptions:
      A.M.T.   -- Alternative Minimum Tax
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d)   The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:
      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2006.

(f) Also represents the cost of securities for federal income tax purposes at Sept. 30, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------
3 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - PORTFOLIO HOLDINGS AT
    SEPT. 30, 2006


                                                           S-6433-80 F (11/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   RiverSource Tax-Exempt Money Market Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   November 29, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   November 29, 2006